Income Taxes (Details Textual) - USD ($) $ in Thousands	2 Months Ended	7 Months Ended	9 Months Ended
	Sep. 30, 2016	Jul. 19, 2016	Sep. 30, 2015
Deferred Tax Assets, Net of Valuation Allowance	$ 7,950
Deferred Income Tax Expense (Benefit)	$ (2,667)
Effective Income Tax Rate Reconciliation, Percent	364.60%
Predecessor [Member]
Deferred Tax Assets, Net of Valuation Allowance		$ 2,300
Deferred Income Tax Expense (Benefit)		$ 0	$ 0